OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06463
AIM International Mutual Funds

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices)      (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/10

Item 1. Schedule of Investments
SIGNATURES
EXHIBIT INDEX

Item 1. Schedule of Investments.

AIM Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com      APG-QTR-1  01/10      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.79%

Australia–12.75%

BHP Billiton Ltd.	296,960	$10,286,980

Coca-Cola Amatil Ltd.	374,346	3,609,958

Cochlear Ltd.	133,000	7,312,150

Computershare Ltd.	495,136	5,062,818

CSL Ltd.	357,960	9,897,336

QBE Insurance Group Ltd.	386,885	7,813,925

Toll Holdings Ltd.	599,674	4,543,203

Woolworths Ltd.	269,146	6,142,798

		54,669,168

China–12.53%

American Dairy, Inc. (a)	9,726	225,157

CNOOC Ltd. -ADR	76,600	10,710,978

Haitian International Holdings Ltd.	10,118,000	5,298,232

Industrial and Commercial Bank of China Ltd. -Class H	13,707,000	9,964,076

Minth Group Ltd.	4,372,000	5,517,387

Stella International Holdings Ltd.	4,792,000	9,843,275

Want Want China Holdings Ltd.	7,186,000	4,585,096

Xinyi Glass Holdings Co. Ltd.	9,574,000	7,566,922

		53,711,123

Hong Kong–8.30%

Cheung Kong (Holdings) Ltd.	724,000	8,527,503

Dickson Concepts (International) Ltd.	5,426,000	2,820,098

Esprit Holdings Ltd.	349,833	2,453,006

Hongkong Land Holdings Ltd.	686,000	3,199,641

Hutchison Whampoa Ltd.	1,202,000	8,181,872

Li & Fung Ltd.	602,200	2,736,033

Paliburg Holdings Ltd.	11,613,240	3,737,871

Regal Hotels International Holdings Ltd.	11,344,000	3,905,789

		35,561,813

India–2.42%

Bharat Heavy Electricals Ltd.	53,486	2,762,444

Infosys Technologies Ltd.	143,608	7,623,659

		10,386,103

Indonesia–10.06%

PT Astra International Tbk	2,359,000	8,991,545

PT Bank Central Asia Tbk	11,433,000	6,081,212

PT Indocement Tunggal Prakarsa Tbk	4,263,500	6,125,918

PT Perusahaan Gas Negara	15,397,500	6,170,153

PT Summarecon Agung Tbk	174,963,500	12,893,156

PT Telekomunikasi Indonesia Tbk	2,900,000	2,878,034

		43,140,018

Malaysia–9.52%

Digi.com Berhad	533,800	3,422,156

Goldis Berhad	9,070,500	3,079,463

Kossan Rubber Industries Berhad	6,990,000	12,524,787

Parkson Holdings Berhad	6,272,401	10,182,852

Public Bank Berhad	2,295,000	8,068,231

YTL Cement Berhad	3,023,600	3,546,953

		40,824,442

Philippines–11.24%

Ayala Corp.	916,310	5,730,114

Energy Development Corp. (b)	2,918,750	297,180

Energy Development Corp.	60,323,000	6,141,945

First Gen Corp. (a)(b)	1,919,100	398,687

First Gen Corp. (a)	21,408,489	4,447,547

GMA Holdings, Inc. -PDR (a)(b)	1,468,000	230,460

GMA Holdings, Inc.1 -PDR (a)	47,245,000	7,416,957

Manila Water Co.	7,519,400	2,499,972

Philippine Long Distance Telephone Co.	143,760	8,170,162

SM Investments Corp.	1,886,235	12,850,617

		48,183,641

Singapore–4.10%

Keppel Corp. Ltd.	1,484,000	8,776,598

Singapore Technologies Engineering Ltd.	1,126,000	2,455,828

United Overseas Bank Ltd.	492,000	6,339,426

		17,571,852

South Korea–8.20%

CJ CheilJedang Corp.	25,381	4,566,461

CJ Corp.	75,690	4,372,451

Hyundai Department Store Co., Ltd.	74,291	6,471,041

Hyundai Development Co.	97,070	2,995,586

Hyundai H&S Co., Ltd.	46,500	2,802,049

Hyundai Mobis	30,090	3,826,420

Lotte Confectionery Co., Ltd.	4,034	4,299,137

MegaStudy Co., Ltd.	18,080	3,255,072

S1 Corp.	63,400	2,543,313

		35,131,530

Taiwan–6.64%

Delta Electronics Inc.	1,056,388	3,193,738

MediaTek Inc.	375,440	6,081,431

Taiwan Mobile Co., Ltd.	2,237,298	4,329,476

Taiwan Semiconductor Manufacturing Co. Ltd.	5,179,464	9,884,691

Wistron Corp.	2,646,688	4,967,903

		28,457,239

Thailand–8.03%

BEC World PCL	5,637,100	4,078,697

CP ALL PCL	4,656,700	3,216,594

Kasikornbank PCL	3,391,400	8,971,309

Major Cineplex Group PCL	21,007,700	5,477,186

Siam Commercial Bank PCL	3,512,400	8,348,475

See accompanying notes which are an integral part of this schedule.

AIM Asia Pacific Growth Fund

	Shares	Value

Thailand–(continued)
Thai Stanley Electric PCL -Class F	1,260,100	$4,313,050

		34,405,311

Total Common Stocks & Other Equity Interests (Cost $322,911,087)		402,042,240

Money Market Funds–5.37%
Liquid Assets Portfolio-Institutional Class (c)	11,515,473	11,515,473

Premier Portfolio-Institutional Class (c)	11,515,473	11,515,473

Total Money Market Funds (Cost $23,030,946)		23,030,946

TOTAL INVESTMENTS–99.16% (Cost $345,942,033)		425,073,186

OTHER ASSETS LESS LIABILITIES–0.84%		3,579,148

NET ASSETS–100.00%		$428,652,366

Investment Abbreviations:
ADR      — American Depositary Receipt
PDR      — Philippine Deposit Receipt
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2010 was $926,327, which represented 0.22% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

AIM Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM Asia Pacific Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.

Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
AIM Asia Pacific Growth Fund

E.	Foreign Currency Contracts – (continued)
value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$54,669,168	$—	$54,669,168

China	10,936,135	42,774,988	—	53,711,123

Hong Kong	—	35,561,813	—	35,561,813

India	—	10,386,103	—	10,386,103

Indonesia	—	43,140,018	—	43,140,018

Malaysia	10,048,572	30,775,870	—	40,824,442

Philippines	7,647,417	40,536,224	—	48,183,641

Singapore	—	17,571,852	—	17,571,852

South Korea	14,210,960	20,920,570	—	35,131,530

Taiwan	—	28,457,239	—	28,457,239

Thailand	4,078,697	30,326,614	—	34,405,311

United States	23,030,946	—	—	23,030,946

Total Investments	$69,952,727	$355,120,459	$—	$425,073,186

AIM Asia Pacific Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $21,532,633 and $24,197,415, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$106,650,455

Aggregate unrealized (depreciation) of investment securities	(28,172,769)

Net unrealized appreciation of investment securities	$78,477,686

Cost of investments for tax purposes is $346,595,500.
AIM Asia Pacific Growth Fund

AIM European Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com      EGR-QTR-1 01/10      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.73%

Austria–0.50%

Andritz AG	78,641	$4,379,577

Belgium–1.93%

Anheuser-Busch InBev N.V.	338,271	16,890,487

Denmark–2.41%

Novo Nordisk A.S. -Class B	250,763	16,970,516

Vestas Wind Systems A.S. (a)	76,766	4,058,391

		21,028,907

Finland–0.79%

Nokia Corp.	499,704	6,897,322

France–4.02%

Axa S.A.	267,722	5,537,894

BNP Paribas	146,587	10,438,528

Danone S.A.	92,027	5,271,610

Total S.A.	239,029	13,882,616

		35,130,648

Germany–9.37%

Bayer AG	261,596	17,819,602

Bayerische Motoren Werke AG	127,834	5,455,796

Deutsche Boerse AG	119,315	7,865,641

Fresenius Medical Care AG & Co. KGaA	114,429	5,811,936

Merck KGaA	85,396	7,613,742

Puma AG Rudolf Dassler Sport	72,448	22,070,746

SAP AG	120,899	5,518,025

Wirecard AG	756,827	9,694,012

		81,849,500

Greece–1.90%

Intralot S.A.	2,226,503	9,806,123

Jumbo S.A.	645,113	6,765,716

		16,571,839

Ireland–3.37%

CRH PLC	190,871	4,579,453

DCC PLC	407,847	11,022,464

Paddy Power PLC	417,196	13,823,773

		29,425,690

Italy–2.96%

Ansaldo STS S.p.A.	305,803	5,906,328

Eni S.p.A.	445,777	10,382,140

Finmeccanica S.p.A.	690,863	9,556,381

		25,844,849

Netherlands–5.03%

Aalberts Industries N.V.	1,009,744	14,634,818

Koninklijke (Royal) KPN N.V.	540,194	8,957,817

Koninklijke Ahold N.V.	770,622	9,697,719

TNT N.V.	372,837	10,654,729

		43,945,083

Norway–4.41%

Petroleum Geo-Services A.S.A. (a)	472,367	5,850,265

Prosafe S.E.	1,996,447	11,177,752

TGS Nopec Geophysical Co. A.S.A. (a)	1,128,076	21,457,718

		38,485,735

Russia–0.90%

Vimpel-Communications -ADR	432,030	7,837,024

Spain–1.04%

Telefonica S.A.	379,852	9,123,384

Sweden–3.29%

Intrum Justitia A.B.	987,725	12,051,982

Oriflame Cosmetics S.A. -SDR	304,252	16,662,199

		28,714,181

Switzerland–11.83%

Aryzta AG (a)	449,957	17,658,952

Dufry Group (a)	168,591	10,986,881

Nestle S.A.	383,607	18,148,690

Novartis AG	113,823	6,095,231

Roche Holding AG	142,159	23,870,559

Sonova Holding AG	95,154	11,770,187

Syngenta AG	57,711	14,749,082

		103,279,582

Turkey–3.45%

Haci Omer Sabanci Holding A.S.	3,826,299	16,332,387

Tupras-Turkiye Petrol Rafinerileri A.S.	669,546	13,761,697

		30,094,084

United Kingdom–33.53%

Amlin PLC	2,260,983	14,038,385

BAE Systems PLC	1,237,603	6,965,269

Balfour Beatty PLC	2,145,257	9,081,167

BG Group PLC	446,486	8,176,015

British American Tobacco PLC	250,513	8,259,199

Bunzl PLC	733,895	7,286,084

Capita Group PLC	586,570	6,744,421

Chemring Group PLC	247,837	12,741,057

Compass Group PLC	1,842,815	12,530,405

Homeserve PLC	678,386	17,567,054

IG Group Holdings PLC	2,002,117	12,858,200

Imperial Tobacco Group PLC	686,432	22,172,066

Informa PLC	2,591,598	13,540,595

International Power PLC	2,511,089	12,804,015

Lancashire Holdings Ltd.	1,049,341	7,493,095

Mitie Group PLC	3,720,824	13,536,741

Reckitt Benckiser Group PLC	373,461	19,410,654

See accompanying notes which are an integral part of this schedule.
AIM European Growth Fund

	Shares	Value

United Kingdom–(continued)

Reed Elsevier PLC	888,193	$7,078,343

Shire PLC	994,672	19,708,910

Tesco PLC	2,088,642	14,126,641

Ultra Electronics Holdings PLC	547,110	11,028,751

United Business Media Ltd.	671,954	4,580,153

Vodafone Group PLC	6,029,574	12,952,522

VT Group PLC	1,174,467	10,010,978

WPP PLC	871,306	8,040,580

		292,731,300

Total Common Stocks & Other Equity Interests (Cost $656,426,786)		792,229,192

Money Market Funds–10.16%

Liquid Assets Portfolio-Institutional Class (b)	44,342,431	44,342,431

Premier Portfolio-Institutional Class (b)	44,342,431	44,342,431

Total Money Market Funds (Cost $88,684,862)		88,684,862

TOTAL INVESTMENTS–100.89% (Cost $745,111,648)		880,914,054

OTHER ASSETS LESS LIABILITIES–(0.89)%		(7,788,042)

NET ASSETS–100.00%		$873,126,012

Investment Abbreviations:
ADR — American Depositary Receipt
SDR — Swedish Depositary Receipt
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
AIM European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM European Growth Fund

A.	Security Valuations – (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
AIM European Growth Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Austria	$—	$4,379,577	$—	$4,379,577
Belgium	—	16,890,487	—	16,890,487
Denmark	—	21,028,907	—	21,028,907
Finland	—	6,897,322	—	6,897,322
France	—	35,130,648	—	35,130,648
Germany	13,677,577	68,171,923	—	81,849,500
Greece	—	16,571,839	—	16,571,839
Ireland	13,823,773	15,601,917	—	29,425,690
Italy	—	25,844,849	—	25,844,849
Netherlands	—	43,945,083	—	43,945,083
Norway	—	38,485,735	—	38,485,735
Russia	7,837,024	—	—	7,837,024
Spain	—	9,123,384	—	9,123,384
Sweden	—	28,714,181	—	28,714,181
Switzerland	—	103,279,582	—	103,279,582
Turkey	—	30,094,084	—	30,094,084
United Kingdom	—	292,731,300	—	292,731,300
United States	88,684,862	—	—	88,684,862

Total Investments	$124,023,236	$756,890,818	$—	$880,914,054

AIM European Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $68,331,063 and $25,270,417 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$208,003,606

Aggregate unrealized (depreciation) of investment securities	(72,201,200)

Net unrealized appreciation of investment securities	$135,802,406

Cost of investments is the same for tax and financial statement purposes.
AIM European Growth Fund

AIM Global Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com      GLG-QTR-1 01/10      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.65%

Australia–5.14%

BHP Billiton Ltd.	150,517	$5,214,054

Cochlear Ltd.	51,041	2,806,161

CSL Ltd.	45,939	1,270,180

QBE Insurance Group Ltd.	120,233	2,428,349

Woolworths Ltd.	24,011	548,010

		12,266,754

Belgium–2.04%

Anheuser-Busch InBev N.V.	97,441	4,865,406

Canada–1.73%

Suncor Energy, Inc.	74,554	2,359,657

Talisman Energy Inc.	106,992	1,773,696

		4,133,353

Denmark–2.16%

Novo Nordisk A.S.-Class B	63,123	4,271,882

Vestas Wind Systems A.S. (a)	16,805	888,430

		5,160,312

Finland–0.70%

Nokia Corp.	120,566	1,664,150

France–4.48%

Axa S.A.	95,217	1,969,587

BNP Paribas	45,661	3,251,541

Danone S.A.	22,353	1,280,453

Total S.A.	72,189	4,192,680

		10,694,261

Germany–6.50%

Adidas AG	35,823	1,823,631

Bayer AG	69,812	4,755,509

Bayerische Motoren Werke AG	35,263	1,504,981

Fresenius Medical Care AG & Co. KGaA	24,035	1,220,756

Merck KGaA	22,555	2,010,960

Puma AG Rudolf Dassler Sport	10,205	3,108,877

SAP AG	24,360	1,111,829

		15,536,543

Hong Kong–1.69%

Hutchison Whampoa Ltd.	361,000	2,457,284

Li & Fung Ltd.	350,000	1,590,189

		4,047,473

India–1.90%

Infosys Technologies Ltd.	35,292	1,873,532

Infosys Technologies Ltd. -ADR	51,306	2,663,294

		4,536,826

Indonesia–1.04%

PT Astra International Tbk	649,000	2,473,723

Ireland–1.56%

Cooper Industries PLC -Class A	57,205	2,454,095

Ingersoll-Rand PLC	38,859	1,261,363

		3,715,458

Israel–3.50%

Teva Pharmaceutical Industries Ltd -ADR	147,522	8,367,448

Italy–2.59%

Eni S.p.A.	125,853	2,931,115

Finmeccanica S.p.A.	236,216	3,267,464

		6,198,579

Japan–5.15%

Hoya Corp.	75,300	2,018,901

Keyence Corp.	11,300	2,607,788

Komatsu Ltd.	65,000	1,300,904

Nidec Corp.	45,700	4,480,094

Toyota Motor Corp.	49,500	1,898,397

		12,306,084

Mexico–2.12%

America Movil S.A.B de C.V.-Series L -ADR	46,793	2,042,515

Grupo Televisa S.A. -ADR	154,480	3,018,539

		5,061,054

Netherlands–2.21%

Koninklijke Ahold N.V.	147,988	1,862,322

TNT N.V.	78,372	2,239,671

Unilever N.V.	38,678	1,187,238

		5,289,231

Philippines–1.33%

Philippine Long Distance Telephone Co.	55,850	3,174,065

Singapore–0.92%

United Overseas Bank Ltd.	170,000	2,190,452

South Korea–0.84%

Hyundai Mobis	15,725	1,999,683

Spain–0.49%

Telefonica S.A.	48,941	1,175,478

Switzerland–8.76%

Nestle S.A.	120,402	5,696,295

Novartis AG	24,242	1,298,161

Roche Holding AG	41,907	7,036,793

Sonova Holding AG	19,509	2,413,189

See accompanying notes which are an integral part of this schedule.
AIM Global Growth Fund

	Shares	Value

Switzerland–(continued)

Syngenta AG	17,529	$4,479,851

		20,924,289

Taiwan–1.45%

MediaTek Inc.	79,000	1,279,653

Taiwan Semiconductor Manufacturing Co. Ltd.	1,149,429	2,193,615

		3,473,268

United Kingdom–13.28%

BAE Systems PLC	334,628	1,883,297

BG Group PLC	138,286	2,532,282

British American Tobacco PLC	32,418	1,068,794

Compass Group PLC	369,660	2,513,540

Imperial Tobacco Group PLC	228,562	7,382,657

Reckitt Benckiser Group PLC	90,826	4,720,686

Reed Elsevier PLC	226,264	1,803,182

Tesco PLC	504,837	3,414,492

Vodafone Group PLC	1,440,361	3,094,134

WPP PLC	357,661	3,300,564

		31,713,628

United States–26.07%

Apple Inc. (a)	24,165	4,642,580

Baxter International Inc.	64,680	3,724,921

Cameron International Corp. (a)	36,536	1,375,946

Cardinal Health, Inc.	80,162	2,650,957

Carnival Corp. (b)	78,918	2,630,337

Charles Schwab Corp. (The)	63,834	1,167,524

Chubb Corp. (The)	37,907	1,895,350

Cisco Systems, Inc. (a)	102,027	2,292,547

CME Group Inc.	3,539	1,015,056

Corning Inc.	66,305	1,198,794

Costco Wholesale Corp.	43,136	2,477,300

Exxon Mobil Corp.	17,208	1,108,711

Freeport-McMoRan Copper & Gold Inc.	14,531	969,072

Gilead Sciences, Inc. (a)	86,255	4,163,529

Google Inc. -Class A (a)	4,945	2,617,982

Intel Corp.	190,445	3,694,633

Johnson Controls, Inc.	82,130	2,285,678

JPMorgan Chase & Co.	39,577	1,541,128

Kellogg Co.	45,292	2,464,791

Kohl’s Corp. (a)	47,447	2,389,905

Microsoft Corp.	138,086	3,891,264

Occidental Petroleum Corp.	24,694	1,934,528

PepsiCo, Inc.	40,387	2,407,873

QUALCOMM Inc.	36,446	1,428,319

UnitedHealth Group Inc.	116,804	3,854,532

Walgreen Co.	67,374	2,428,833

		62,252,090

Total Common Stocks & Other Equity Interests (Cost $200,911,734)		233,219,608

Money Market Funds–2.66%

Liquid Assets Portfolio-Institutional Class (c)	3,175,701	3,175,701

Premier Portfolio-Institutional Class (c)	3,175,701	3,175,701

Total Money Market Funds (Cost $6,351,402)		6,351,402

TOTAL INVESTMENTS–100.31% (Cost $207,263,136)		239,571,010

OTHER ASSETS LESS LIABILITIES–(0.31)%		(741,368)

NET ASSETS–100.00%		$238,829,642

Investment Abbreviations:
ADR      —American Depositary Receipt
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Each unit represents one common share with paired trust share.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
AIM Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM Global Growth Fund

A.	Security Valuations – (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks
AIM Global Growth Fund

E.	Foreign Currency Contracts – (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$12,266,754	$—	$12,266,754
Belgium	—	4,865,406	—	4,865,406
Canada	4,133,353	—	—	4,133,353
Denmark	—	5,160,312	—	5,160,312
Finland	—	1,664,150	—	1,664,150
France	—	10,694,261	—	10,694,261
Germany	1,220,756	14,315,787	—	15,536,543
Hong Kong	—	4,047,473	—	4,047,473
India	2,663,294	1,873,532	—	4,536,826
Indonesia	—	2,473,723	—	2,473,723
Ireland	3,715,458	—	—	3,715,458
Israel	8,367,448	—	—	8,367,448
Italy	—	6,198,579	—	6,198,579
Japan	4,626,689	7,679,395	—	12,306,084
Mexico	5,061,054	—	—	5,061,054
Netherlands	—	5,289,231	—	5,289,231
Philippines	—	3,174,065	—	3,174,065
Singapore	—	2,190,452	—	2,190,452
South Korea	—	1,999,683	—	1,999,683
Spain	—	1,175,478	—	1,175,478
Switzerland	—	20,924,289	—	20,924,289
Taiwan	—	3,473,268	—	3,473,268
United Kingdom	—	31,713,628	—	31,713,628
United States	68,603,492	—	—	68,603,492

Total Investments	$98,391,544	$141,179,466	$—	$239,571,010

AIM Global Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $20,437,081 and $22,442,636, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$45,791,875

Aggregate unrealized (depreciation) of investment securities	(13,540,592)

Net unrealized appreciation of investment securities	$32,251,283

Cost of investments for tax purposes is $207,319,727.
AIM Global Growth Fund

AIM Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com      GSMG-QTR-1 01/10      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.68%

Brazil–0.94%

Cielo S.A.	735,800	$5,824,274

Canada–5.55%

Astral Media Inc.	158,400	5,023,775

Fairfax Financial Holdings Ltd.	20,671	7,003,594

Groupe Aeroplan, Inc.	633,900	6,579,046

Onex Corp.	365,598	8,443,451

Power Financial Corp.	263,200	7,405,038

		34,454,904

Germany–3.12%

Deutsche Boerse AG	96,354	6,351,976

Puma AG Rudolf Dassler Sport (a)	3,935	1,198,768

Puma AG Rudolf Dassler Sport	38,700	11,789,668

		19,340,412

Greece–1.39%

Intralot S.A.	1,953,016	8,601,612

Hong Kong–1.62%

Hongkong Land Holdings Ltd.	1,016,000	4,738,827

Regal Hotels International Holdings Ltd.	15,416,200	5,307,865

		10,046,692

Indonesia–2.54%

PT Astra International Tbk	2,138,000	8,149,183

PT Perusahaan Gas Negara	19,002,500	7,614,764

		15,763,947

Ireland–2.20%

Cooper Industries PLC -Class A	86,314	3,702,871

DCC PLC	366,961	9,917,480

		13,620,351

Japan–1.67%

EXEDY Corp.	467,800	10,370,793

Mexico–1.22%

America Movil S.A.B de C.V. -Series L -ADR	173,500	7,573,275

Norway–0.79%

Petroleum Geo-Services A.S.A. (b)	396,240	4,907,432

Philippines–4.72%

Ayala Corp.	2,905,864	18,171,723

Energy Development Corp. (a)	6,577,500	669,705

Energy Development Corp.	102,258,500	10,411,718

		29,253,146

Russia–1.06%

Vimpel-Communications -ADR	362,136	6,569,147

South Africa–1.59%

AngloGold Ashanti Ltd. -ADR	70,789	2,526,459

Naspers Ltd. -Class N	208,079	7,333,713

		9,860,172

South Korea–0.64%

Hyundai Development Co.	128,410	3,962,740

Sweden–1.71%

Oriflame Cosmetics S.A. -SDR	193,275	10,584,603

Switzerland–4.74%

Aryzta AG (b)	217,713	8,544,335

Sonova Holding AG	71,939	8,898,580

Syngenta AG	46,936	11,995,338

		29,438,253

Taiwan–1.08%

Taiwan Mobile Co., Ltd.	3,466,079	6,707,335

Thailand–1.73%

Siam Commercial Bank PCL	4,521,600	10,747,200

Turkey–3.20%

Haci Omer Sabanci Holding A.S.	1,770,698	7,558,143

Tupras-Turkiye Petrol Rafinerileri A.S.	598,629	12,304,085

		19,862,228

United Kingdom–16.95%

Bunzl PLC	443,869	4,406,716

Capita Group PLC	485,260	5,579,552

Chemring Group PLC	157,852	8,115,016

Compass Group PLC	611,853	4,160,356

Homeserve PLC	519,854	13,461,810

IG Group Holdings PLC	1,623,859	10,428,913

Informa PLC	1,662,227	8,684,812

International Power PLC	2,300,903	11,732,279

Lancashire Holdings Ltd.	590,881	4,219,341

Playtech Ltd.	554,800	4,566,980

Shire PLC	710,480	14,077,792

Ultra Electronics Holdings PLC	288,643	5,818,523

United Business Media Ltd.	338,848	2,309,646

VT Group PLC	888,786	7,575,877

		105,137,613

United States–32.22%

Adobe Systems Inc. (b)	116,641	3,767,504

Aetna Inc.	128,648	3,855,581

Affiliated Managers Group, Inc. (b)	58,910	3,568,179

Alliance Data Systems Corp. (b)	72,753	4,325,893

Altera Corp.	179,822	3,833,805

See accompanying notes which are an integral part of this schedule.
AIM Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

American Medical Systems Holdings, Inc. (b)	231,672	$4,448,102

American Tower Corp. -Class A (b)	88,365	3,751,094

Amphenol Corp. -Class A	65,814	2,622,030

Apollo Group, Inc. -Class A (b)	56,165	3,403,037

Autodesk, Inc. (b)	158,682	3,775,045

Baker Hughes Inc.	49,400	2,236,832

Baldor Electric Co.	126,078	3,111,605

BE Aerospace, Inc. (b)	174,156	3,906,319

Brocade Communications Systems, Inc. (b)	496,070	3,408,001

Carter’s, Inc. (b)	177,044	4,578,358

Choice Hotels International, Inc.	122,479	3,887,484

Coach, Inc.	108,539	3,785,840

CONSOL Energy Inc.	91,450	4,262,485

Continental Resources, Inc. (b)	104,833	3,980,509

Corrections Corp. of America (b)	167,983	3,142,962

Crown Holdings, Inc. (b)	147,341	3,508,189

DaVita, Inc. (b)	63,022	3,766,195

Energizer Holdings, Inc. (b)	59,859	3,322,175

Estee Lauder Cos. Inc. (The) -Class A	82,608	4,338,572

EXCO Resources, Inc.	198,036	3,473,552

Express Scripts, Inc. (b)	43,650	3,660,489

Flowserve Corp.	37,454	3,377,227

Genworth Financial Inc. -Class A (b)	332,650	4,603,876

Hanesbrands, Inc. (b)	157,090	3,608,357

Hologic, Inc. (b)	259,220	3,906,445

IHS Inc. -Class A (b)	61,763	3,177,089

International Game Technology	182,320	3,343,749

Intrepid Potash, Inc. (b)	123,907	3,034,482

ITT Educational Services, Inc. (b)	23,165	2,243,994

J.B. Hunt Transport Services, Inc.	107,621	3,299,660

Jarden Corp.	138,396	4,218,310

Jones Lang LaSalle Inc.	70,067	3,994,520

Key Energy Services, Inc. (b)	419,312	4,054,747

Landstar System, Inc.	85,183	3,091,291

LKQ Corp. (b)	191,312	3,587,100

Macy’s, Inc.	234,755	3,739,647

McAfee Inc. (b)	107,870	4,066,699

MSC Industrial Direct Co., Inc. -Class A	86,139	3,720,343

O’Reilly Automotive, Inc. (b)	73,804	2,789,791

Pharmaceutical Product Development, Inc.	167,441	3,911,422

QLogic Corp. (b)	215,525	3,704,875

ResMed Inc. (b)	80,000	4,091,200

Robert Half International, Inc.	145,872	3,926,874

Shaw Group Inc. (The) (b)	123,275	3,980,550

Solera Holdings Inc.	122,302	4,049,419

State Street Corp.	53,030	2,273,926

Steel Dynamics, Inc.	144,127	2,187,848

Talecris Biotherapeutics Holdings Corp. (b)	163,084	3,816,166

TD Ameritrade Holding Corp. (b)	170,903	3,035,237

Ulta Salon, Cosmetics & Fragrance, Inc. (b)	105,408	2,044,915

Western Digital Corp. (b)	86,709	3,294,075

		199,893,671

Total Common Stocks & Other Equity Interests (Cost $469,577,229)		562,519,800

Preferred Stock–1.17%

Brazil–1.17%

Companhia de Transmissao de Energia Eletrica Paulista -Pfd. (Cost $7,393,495)	289,600	7,251,462

Money Market Funds–6.52%

Liquid Assets Portfolio-Institutional Class (c)	20,206,613	20,206,613

Premier Portfolio-Institutional Class (c)	20,206,613	20,206,613

Total Money Market Funds (Cost $40,413,226)		40,413,226

TOTAL INVESTMENTS–98.37% (Cost $517,383,950)		610,184,488

OTHER ASSETS LESS LIABILITIES–1.63%		10,140,212

NET ASSETS–100.00%		$620,324,700

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

SDR	— Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2010 was $1,868,473, which represented 0.30% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
AIM Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM Global Small & Mid Cap Growth Fund

A.	Securities Valuation-(continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as
AIM Global Small & Mid Cap Growth Fund

E.	Foreign Currency Contracts-(continued)

unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3		Total

Brazil	$13,075,736	$—		$—	$13,075,736
Canada	34,454,904	—		—	34,454,904
Germany	6,351,976	12,988,436		—	19,340,412
Greece	—	8,601,612		—	8,601,612
Hong Kong	—	10,046,692		—	10,046,692
Indonesia	—	15,763,947		—	15,763,947
Ireland	3,702,871	9,917,480		—	13,620,351
Japan	10,370,793	—		—	10,370,793
Mexico	7,573,275	—		—	7,573,275
Norway	—	4,907,432		—	4,907,432
Phillipines	—	29,253,146		—	29,253,146
Russia	6,569,147	—		—	6,569,147
South Africa	2,526,459	7,333,713		—	9,860,172
South Korea	—	3,962,740		—	3,962,740
Sweden	—	10,584,603		—	10,584,603
Switzerland	—	29,438,253		—	29,438,253
Taiwan	—	6,707,335		—	6,707,335
Thailand	—	10,747,200		—	10,747,200
Turkey	—	19,862,228		—	19,862,228
United Kingdom	4,566,980	100,570,633		—	105,137,613
United States	240,306,897	—		—	240,306,897

Total Investments	$329,499,038	$280,685,450	$		$610,184,488

AIM Global Small & Mid Cap Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $37,972,518 and $81,942,936, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$141,299,588

Aggregate unrealized (depreciation) of investment securities	(49,777,143)

Net unrealized appreciation of investment securities	$91,522,445

Cost of investments for tax purposes is $518,662,043.
AIM Global Small & Mid Cap Growth Fund

AIM International Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com      IGR-QTR-1  01/10      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—91.65%

Australia—5.49%

BHP Billiton Ltd.	1,641,551	$56,864,905

Cochlear Ltd.	693,982	38,154,140

CSL Ltd.	1,018,171	28,151,695

QBE Insurance Group Ltd.	1,548,150	31,268,018

Woolworths Ltd.	931,480	21,259,442

		175,698,200

Belgium—1.94%

Anheuser-Busch InBev N.V.	1,240,760	61,953,404

Brazil—0.68%

Banco Bradesco S.A. -ADR	1,319,609	21,852,725

Canada—5.34%

Bombardier Inc. -Class B	5,245,611	24,817,945

Canadian National Railway Co.	454,575	22,718,124

Canadian Natural Resources Ltd.	399,022	25,459,805

Cenovus Energy Inc.	366,530	8,523,236

EnCana Corp.	366,530	11,216,949

Fairfax Financial Holdings Ltd.	57,537	19,494,256

Suncor Energy, Inc.	931,052	29,468,079

Talisman Energy Inc.	1,760,254	29,181,209

		170,879,603

China—0.71%

Industrial and Commercial Bank of China Ltd. -Class H	31,421,000	22,840,973

Denmark—2.16%

Novo Nordisk A.S. -Class B	802,138	54,285,105

Vestas Wind Systems A.S. (a)	277,663	14,679,221

		68,964,326

Finland—0.79%

Nokia Corp.	1,828,218	25,234,555

France—4.16%

Axa S.A.	1,200,423	24,831,039

BNP Paribas	585,377	41,684,968

Danone S.A.	352,509	20,192,876

Total S.A.	800,138	46,471,383

		133,180,266

Germany—6.87%

Adidas AG	598,976	30,491,890

Bayer AG	883,054	60,152,566

Bayerische Motoren Werke AG	467,641	19,958,336

Deutsche Boerse AG	40,032	2,639,042

Fresenius Medical Care AG & Co. KGaA	416,559	21,157,350

Merck KGaA	356,929	31,823,100

Puma AG Rudolf Dassler Sport	130,914	39,881,979

SAP AG	298,760	13,635,887

		219,740,150

Hong Kong—2.59%

Esprit Holdings Ltd.	3,252,352	22,805,279

Hutchison Whampoa Ltd.	5,860,000	39,888,326

Li & Fung Ltd.	4,406,000	20,018,204

		82,711,809

India—2.53%

Bharat Heavy Electricals Ltd.	404,755	20,904,778

Infosys Technologies Ltd.	1,132,820	60,137,549

		81,042,327

Ireland—0.53%

CRH PLC	710,082	17,036,570

Israel—2.92%

Teva Pharmaceutical Industries Ltd. -ADR	1,644,363	93,268,269

Italy—2.61%

Eni S.p.A.	1,776,179	41,367,186

Finmeccanica S.p.A.	3,034,960	41,981,164

		83,348,350

Japan—6.63%

Denso Corp.	930,200	27,289,027

Fanuc Ltd.	316,900	30,234,535

Hoya Corp.	1,246,500	33,420,452

Keyence Corp.	134,300	30,993,452

Komatsu Ltd.	820,300	16,417,411

Nidec Corp.	529,400	51,898,505

Toyota Motor Corp.	565,900	21,703,086

		211,956,468

Mexico—2.76%

America Movil S.A.B de C.V. -Series L -ADR	1,258,211	54,920,910

Grupo Televisa S.A. -ADR	1,713,596	33,483,666

		88,404,576

Netherlands—4.04%

Koninklijke (Royal) KPN N.V.	2,386,734	39,578,236

Koninklijke Ahold N.V.	2,826,599	35,570,700

TNT N.V.	1,367,545	39,080,943

Unilever N.V.	486,620	14,937,009

		129,166,888

Norway—0.59%

Petroleum Geo-Services A.S.A. (a)	1,512,838	18,736,497

See accompanying notes which are an integral part of this schedule.
AIM International Growth Fund

	Shares	Value

Philippines—1.49%

Philippine Long Distance Telephone Co.	837,990	$47,624,610

Singapore—3.72%

Keppel Corp. Ltd.	7,188,000	42,510,905

Singapore Technologies Engineering Ltd.	12,630,000	27,546,279

United Overseas Bank Ltd.	3,797,000	48,924,393

		118,981,577

South Korea—0.99%

Hyundai Mobis	249,588	31,739,069

Spain—1.06%

Telefonica S.A.	1,405,142	33,749,066

Switzerland—8.55%

Nestle S.A.	1,542,662	72,984,314

Novartis AG	303,174	16,234,993

Roche Holding AG	525,185	88,186,181

Sonova Holding AG	372,252	46,046,154

Syngenta AG	195,564	49,979,891

		273,431,533

Taiwan—2.04%

MediaTek Inc.	1,474,000	23,876,064

Taiwan Semiconductor Manufacturing Co. Ltd.	21,697,887	41,409,092

		65,285,156

Turkey—0.66%

Akbank T.A.S.	3,614,009	21,149,882

United Kingdom—19.80%

BAE Systems PLC	4,621,842	26,011,873

BG Group PLC	2,095,745	38,377,110

British American Tobacco PLC	1,069,913	35,274,116

Capita Group PLC	1,941,657	22,325,303

Compass Group PLC	6,749,699	45,895,254

Imperial Tobacco Group PLC	2,439,345	78,791,954

Informa PLC	5,210,024	27,221,361

International Power PLC	9,265,733	47,245,870

Reckitt Benckiser Group PLC	1,409,787	73,273,750

Reed Elsevier PLC	3,666,265	29,217,839

Shire PLC	3,212,489	63,653,802

Smith & Nephew PLC	1,570,485	15,798,869

Tesco PLC	7,688,778	52,003,459

Vodafone Group PLC	24,005,387	51,567,541

WPP PLC	2,869,487	26,480,178

		633,138,279

Total Common Stocks & Other Equity Interests (Cost $2,395,434,383)		2,931,115,128

Preferred Stocks—0.81%

Brazil—0.81%

Petroleo Brasileiro S.A. -ADR -Pfd. (Cost $10,898,549)	716,751	25,860,376

Money Market Funds—9.20%

Liquid Assets Portfolio-Institutional Class (b)	147,105,644	147,105,644

Premier Portfolio-Institutional Class (b)	147,105,644	147,105,644

Total Money Market Funds (Cost $294,211,288)		294,211,288

TOTAL INVESTMENTS—101.66% (Cost $2,700,544,220)		3,251,186,792

OTHER ASSETS LESS LIABILITIES—(1.66)%		(53,192,953)

NET ASSETS—100.00%		$3,197,993,839

Investment Abbreviations:

ADR	—	American Depositary Receipt

Pfd.	—	Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
AIM International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM International Growth Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
AIM International Growth Fund

E.	Foreign Currency Contracts – (continued)
value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 – Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$175,698,200	$—	$175,698,200
Belgium	—	61,953,404	—	61,953,404
Brazil	47,713,101	—	—	47,713,101
Canada	170,879,603	—	—	170,879,603
China	—	22,840,973	—	22,840,973
Denmark	—	68,964,326	—	68,964,326
Finland	—	25,234,555	—	25,234,555
France	—	133,180,266	—	133,180,266
Germany	23,796,392	195,943,758	—	219,740,150
Hong Kong	—	82,711,809	—	82,711,809
India	—	81,042,327	—	81,042,327
Ireland	—	17,036,570	—	17,036,570
Israel	93,268,269	—	—	93,268,269
Italy	—	83,348,350	—	83,348,350
Japan	64,413,904	147,542,564	—	211,956,468
Mexico	88,404,576	—	—	88,404,576
Netherlands	—	129,166,888	—	129,166,888
Norway	—	18,736,497	—	18,736,497
Philippines	—	47,624,610	—	47,624,610
Singapore	—	118,981,577	—	118,981,577
South Korea	—	31,739,069	—	31,739,069
Spain	—	33,749,066	—	33,749,066
Switzerland	—	273,431,533	—	273,431,533
Taiwan	—	65,285,156	—	65,285,156
Turkey	—	21,149,882	—	21,149,882
United Kingdom	—	633,138,279	—	633,138,279
United States	294,211,288	—	—	294,211,288

Total Investments	$782,687,133	$2,468,499,659	$—	$3,251,186,792

AIM International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $225,802,399 and $56,790,433, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$676,327,640

Aggregate unrealized (depreciation) of investment securities	(126,148,643)

Net unrealized appreciation of investment securities	$550,178,997

Cost of investments for tax purposes is $2,701,007,795.
AIM International Growth Fund

AIM International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2010
invescoaim.com      I-ICE-QTR-1  01/10      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.66%

Australia—4.21%

Australia and New Zealand Banking Group Ltd.	315,150	$6,025,002

BHP Billiton Ltd.	241,489	8,365,411

		14,390,413

Brazil—0.75%

Banco Santander Brasil S.A.	38,600	458,719

Companhia Energetica de Minas Gerais S.A. -ADR	42,353	706,024

Petroleo Brasileiro S.A. -ADR	19,121	775,739

Vale S.A. -ADR	23,466	605,188

		2,545,670

Canada—6.01%

Agrium Inc.	96,664	5,447,349

Cenovus Energy Inc.	127,019	2,953,682

EnCana Corp.	122,612	3,752,305

Intact Financial Corp.	143,138	5,072,398

Toronto-Dominion Bank (The)	56,321	3,320,280

		20,546,014

China—0.46%

China Construction Bank Corp. -Class H	620,000	473,148

CNOOC Ltd.	372,800	523,273

Soho China Ltd.	1,199,500	584,689

		1,581,110

Egypt—0.20%

Al Ezz Steel Rebars S.A.E.	85,112	282,826

Orascom Telecom Holding S.A.E. — GDR	13,737	74,737

Orascom Telecom Holding S.A.E. — Rts.	13,737	310,645

		668,208

Finland—1.61%

Nokia Corp.	398,306	5,497,744

France—10.34%

Bouygues S.A.	95,055	4,695,289

Credit Agricole S.A.	308,044	4,807,261

Publicis Groupe	82,480	3,363,105

Sanofi-Aventis S.A.	105,392	7,774,750

Societe Generale — ADR	369,421	4,266,812

Total S.A. -ADR	127,940	7,368,065

Unibail-Rodamco S.E. -REIT	14,084	3,059,554

		35,334,836

Germany—3.18%

Bayerische Motoren Werke AG	79,425	3,389,760

MAN S.E.	40,987	2,749,571

Muenchener Rueckversicherungs-Gesellschaft AG	18,319	2,747,928

Salzgitter AG	22,218	1,971,637

		10,858,896

Greece—1.24%

National Bank of Greece S.A. (a)	194,692	4,218,650

Hong Kong—4.27%

Cheung Kong (Holdings) Ltd.	322,000	3,792,619

China Unicom (Hong Kong) Ltd.	298,000	335,132

Denway Motors Ltd.	884,000	506,678

Esprit Holdings Ltd.	862,328	6,046,587

Hutchison Whampoa Ltd.	483,100	3,288,405

Sinofert Holdings Ltd.	1,086,000	624,641

		14,594,062

India—0.31%

Oil and Natural Gas Corp. Ltd.	14,023	329,794

State Bank of India -GDR	8,445	743,796

		1,073,590

Indonesia—0.19%

PT Telekomunikasi Indonesia Tbk	638,000	633,168

Israel—0.09%

Partner Communications Co. Ltd.	15,201	311,326

Italy—1.90%

Eni S.p.A -ADR	139,404	6,485,074

Japan—19.48%

Canon Inc.	174,300	6,826,396

East Japan Railway Co.	57,400	3,860,159

FUJIFILM Holdings Corp.	236,700	7,586,673

Mitsubishi Corp.	122,900	2,954,827

Mitsubishi UFJ Financial Group, Inc.	1,524,900	7,846,350

Murata Manufacturing Co., Ltd.	92,600	5,093,718

Nippon Telegraph & Telephone Corp.	85,900	3,625,958

Nippon Yusen Kabushiki Kaisha	1,159,000	4,019,134

Nissan Motor Co., Ltd. (a)	799,600	6,466,266

NTT DoCoMo, Inc.	2,394	3,578,461

Seven & I Holdings Co., Ltd.	118,000	2,584,600

Sumitomo Chemical Co., Ltd.	1,547,000	6,934,318

Takeda Pharmaceutical Co., Ltd.	117,100	5,150,532

		66,527,392

Mexico—0.43%

America Movil S.A.B de C.V. -Series L	296,900	648,716

Desarrolladora Homex S.A. de C.V. -ADR(a)	13,394	410,526

Grupo Financiero Banorte S.A.B. de C.V. — Class O	124,100	407,206

		1,466,448

See accompanying notes which are an integral part of this schedule.
AIM International Core Equity Fund

	Shares	Value

Netherlands—5.37%

Heineken N.V.	160,895	$7,907,210

TNT N.V.	162,561	4,645,578

Unilever N.V.	188,855	5,796,985

		18,349,773

Norway—0.87%

Statoil A.S.A.	132,350	2,960,947

Russia—0.38%

Gazprom -ADR	25,054	611,131

LUKOIL -ADR	12,803	702,885

		1,314,016

South Africa—0.79%

Barloworld Ltd.	64,458	381,183

Sasol Ltd.	12,350	460,531

Standard Bank Group Ltd.	51,429	728,659

Steinhoff International Holdings Ltd. (a)	260,934	664,631

Tiger Brands Ltd.	19,992	461,395

		2,696,399

South Korea—1.10%

Daelim Industrial Co., Ltd.	5,310	349,981

Hyundai Mipo Dockyard Co., Ltd.	3,182	297,622

Hyundai Mobis	5,220	663,805

LG Electronics Inc.	3,416	319,935

Lotte Shopping Co., Ltd.	1,009	259,709

POSCO	1,567	713,240

Samsung Electronics Co., Ltd.	1,222	823,543

Shinhan Financial Group Co., Ltd.	9,750	340,588

		3,768,423

Spain—4.15%

Banco Santander S.A.	563,301	7,936,033

Iberdrola S.A.	337,483	2,868,504

Repsol YPF, S.A. -ADR	142,459	3,360,608

		14,165,145

Sweden—1.20%

Telefonaktiebolaget LM Ericsson -Class B	422,332	4,095,616

Switzerland—7.78%

Holcim Ltd. (a)	77,307	5,321,752

Novartis AG	53,411	2,860,164

Swisscom AG	24,862	9,041,550

Zurich Financial Services AG	44,126	9,348,468

		26,571,934

Taiwan—0.53%

AU Optronics Corp. -ADR	49,638	543,040

HTC Corp.	51,765	500,750

Powertech Technology Inc.	177,000	558,110

U-Ming Marine Transport Corp.	118,000	224,043

		1,825,943

Thailand—0.29%

Bangkok Bank PCL -NVDR	119,600	405,901

Banpu PCL	22,500	357,722

PTT PCL	36,400	239,151

		1,002,774

Turkey—0.17%

Tupras-Turkiye Petrol Rafinerileri A.S.	11,959	245,803

Turkiye Is Bankasi -Class C	72,268	318,457

		564,260

United Kingdom—20.36%

AstraZeneca PLC	98,142	4,562,560

BAE Systems PLC	1,119,773	6,302,118

BP PLC	649,940	6,082,308

Centrica PLC	1,251,847	5,373,713

GlaxoSmithKline PLC	323,790	6,303,080

HSBC Holdings PLC -ADR	58,338	3,121,666

Imperial Tobacco Group PLC	334,989	10,820,297

International Power PLC	681,474	3,474,828

National Grid PLC	733,495	7,383,327

Royal Dutch Shell PLC -ADR	157,842	8,742,868

Vodafone Group PLC	3,433,451	7,375,621

		69,542,386

Total Common Stocks & Other Equity Interests (Cost $308,880,628)		333,590,217

Preferred Stocks—1.20%

Brazil—0.16%

Usinas Siderurgicas de Minas Gerais S.A. -Class A -Pfd.	20,500	536,570

Germany—1.04%

Porsche Automobile Holding S.E. -Pfd.	62,829	3,561,700

Total Preferred Stocks (Cost $4,754,028)		4,098,270

Money Market Funds—1.46%

Liquid Assets Portfolio-Institutional Class (b)	2,501,489	2,501,489

Premier Portfolio-Institutional Class (b)	2,501,490	2,501,490

Total Money Market Funds (Cost $5,002,979)		5,002,979

TOTAL INVESTMENTS—100.32% (Cost $318,637,635)		342,691,466

OTHER ASSETS LESS LIABILITIES—(0.32)%		(1,103,023)

NET ASSETS—100.00%		$341,588,443

Investment Abbreviations:

ADR	—	American Depositary Receipt

GDR	—	Global Depositary Receipt

NVDR	—	Non-Voting Depositary Receipt

Pfd.	—	Preferred

REIT	—	Real Estate Investment Trust

Rts.	—	Rights
See accompanying notes which are an integral part of this schedule.
AIM International Core Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
AIM International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM International Core Equity Fund

A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
AIM International Core Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$14,390,413	$—	$14,390,413
Brazil	3,082,240	—	—	3,082,240
Canada	20,546,014	—	—	20,546,014
China	—	1,581,110	—	1,581,110
Egypt	282,826	74,737	310,645	668,208
Finland	—	5,497,744	—	5,497,744
France	11,634,877	23,699,959	—	35,334,836
Germany	—	14,420,596	—	14,420,596
Greece	—	4,218,650	—	4,218,650
Hong Kong	506,678	14,087,384	—	14,594,062
India	—	1,073,590	—	1,073,590
Indonesia	—	633,168	—	633,168
Israel	311,326	—	—	311,326
Italy	6,485,074	—	—	6,485,074
Japan	38,747,170	27,780,222	—	66,527,392
Mexico	1,466,448	—	—	1,466,448
Netherlands	—	18,349,773	—	18,349,773
Norway	—	2,960,947	—	2,960,947
Russia	702,885	611,131	—	1,314,016
South Africa	—	2,696,399	—	2,696,399
South Korea	259,709	3,508,714	—	3,768,423
Spain	3,360,608	10,804,537	—	14,165,145
Sweden	—	4,095,616	—	4,095,616
Switzerland	—	26,571,934	—	26,571,934
Taiwan	543,040	1,282,903	—	1,825,943
Thailand	239,151	763,623	—	1,002,774
Turkey	—	564,260	—	564,260
United Kingdom	11,864,534	57,677,852	—	69,542,386
United States	5,002,979	—	—	5,002,979

Total Investments	$105,035,559	$237,345,262	$310,645	$342,691,466

AIM International Core Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2010 was $28,624,095 and $48,772,924, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$43,409,549

Aggregate unrealized (depreciation) of investment securities	(25,276,931)

Net unrealized appreciation of investment securities	$18,132,618

Cost of investments for tax purposes is $324,558,848.
AIM International Core Equity Fund

Item 2. Controls and Procedures.
(a)	As of March 19, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 19, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM International Mutual Funds

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.